Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash Flows from Operating Activities
Net loss	$ (4,290,611)	$ (2,291,653)
Items not affecting cash:
Depreciation	109,642	68,469
Stock-based compensation	2,601,058	477,000
Gain on sale of assets	(4,981)	(71,293)
Gain on forgiveness of accounts payable	(8,088)	0
Changes in operating assets and liabilities:
Accounts receivable	(6,188)	0
Prepaid expenses	(41,569)	(69,492)
Accounts payable	77,791	23,152
Accrued liabilities	82,624	21,135
Prepaid rent	(15,760)	25,023
Due to related parties	(4,297)	(151,852)
Net Cash Used In Operating Activities	(1,500,379)	(1,969,511)
Cash Flows from Investing Activities
Purchase of real estate properties and improvements	(22,908)	(1,033,106)
Proceeds from sale of real estate properties	211,200	11,000
Purchase of equipment	(5,116)	0
Net Cash Provided by (Used in) Investing Activities	183,176	(922,106)
Cash Flows from Financing Activities
Proceeds from the sale of common stock	509,600	2,926,505
Advances from related parties, net	425,774	0
Proceeds from notes payable	325,232	120,000
Repayment of notes payable	(52,327)	(34,575)
Net Cash Provided by Financing Activities	1,208,279	3,011,930
Change in Cash	(108,924)	120,313
Cash - Beginning of Period	199,570	304,371
Cash - End of Period	90,646	424,684
Interest paid	216,815	199,630
Income taxes paid	$ 0	$ 0
Stock issued for acquisition of real properties	1,085,726	300,000
Notes payable issued with acquisition of real properties	$ 691,155	$ 2,445,648
Notes payable settled from sale of real properties	$ 0	$ 350,000